INTANGIBLE ASSETS, NET - Summary of Intangible assets, net (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Schedule Of Intangible Asset [Line Items]
Cost	¥ 832,223		¥ 2,275
Less: Accumulated amortization	(76,688)		(1,027)
Less: Impairment	(533,412)
Intangible assets, net	222,123	$ 32,715	1,248
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Cost	634,977
Trademarks [Member]
Schedule Of Intangible Asset [Line Items]
Cost	194,971
Software [Member]
Schedule Of Intangible Asset [Line Items]
Cost	¥ 2,275		¥ 2,275